Regulation and Rates (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Schedule of Allowed Return on the Net Regulatory Assets and Liabilities

Below is a chart with the allowed return on the net regulatory assets and liabilities and the associated time periods:

Period	Rate of Return	After-Tax Return
July 1, 2013 - present	7.77%	6.69%
May 14, 2012 - June 30, 2013	7.80	6.71
April 8, 2010 - May 13, 2012	8.10	6.90

Schedule of Net Regulatory Assets and Liabilities

The net regulatory assets and liabilities at December 31, 2014 and 2013 included the following:

Puget Sound Energy	Remaining Amortization Period		December 31,
(Dollars in Thousands)			2014	2013
PGA deferral of unrealized losses on derivative instruments		(a)	$69,280	$27,555
Chelan PUD contract initiation	16.8 Years		119,316	126,404
Storm damage costs electric	1 to 4 years		118,824	116,328
Environmental remediation		(a)	66,018	57,342
Baker Dam licensing operating and maintenance costs	44 years		61,577	57,270
Snoqualmie licensing operating and maintenance costs	30 years		9,202	10,881
Colstrip common property	9.5 years		6,764	7,479
Deferred income taxes		(a)	94,913	146,350
Deferred Washington Commission AFUDC	35 years		53,709	55,495
Energy conservation costs	1 to 2 years		42,374	35,987
Unamortized loss on reacquired debt	1 to 21.5 years		35,667	37,832
White River relicensing and other costs	17.9 years		26,685	28,190
Mint Farm ownership and operating costs	10.3 years		20,320	22,320
Investment in Bonneville Exchange power contract	2.5 years		8,816	12,343
Ferndale	4.8 years		19,232	22,811
Lower Snake River	1.3 to 22.3 years		86,275	92,924
Snoqualmie	3.8 years		6,798	8,009
Property tax tracker	Less than 2 years		32,253	22,134
PGA receivable	1 year		21,073	—
PCA mechanism		(a)	4,623	—
Electron unrecovered loss	4 years		14,008	—
Decoupling under-collection	Less than 2 years		55,363	—
Various other regulatory assets	Varies		14,312	8,078

Total PSE regulatory assets			$987,402	$895,732

Cost of removal		(b)	$(313,088)	$(269,536)
Production tax credits		(c)	(93,616)	(93,618)
PGA payable	1 year		—	(5,938)
PCA mechanism		(a)	—	(5,345)
Decoupling over-collection	Less than 2 years		(12,582)	(20,535)
Summit purchase option buy-out	5.8 years		(9,188)	(10,763)
Deferred gain on Jefferson County sale	Less than 1 year		(4,731)	(60,844)
Deferred credit on Biogas sale	1 year		(1,445)	(10,908)
Deferred credit on gas pipeline capacity	Varies up to 3.8 years		(3,564)	(4,508)
Renewable energy credits	1 year		(2,383)	(5,820)
Treasury grants	5 to 44 years		(180,496)	(203,889)
Deferral of treasury grant amortization	Less than 4 years		(8,197)	—
Various other regulatory liabilities	Up to 4 years		(6,092)	(5,755)

Total PSE regulatory liabilities			$(635,382)	$(697,459)

PSE net regulatory assets (liabilities)			$352,020	$198,273

(a)	Amortization periods vary depending on timing of underlying transactions or awaiting regulatory approval in a future Washington Commission rate proceeding.
(b)	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.
(c)	Amortization will begin once PTCs are utilized by PSE on its tax return.

Puget Energy	Remaining Amortization Period		December 31,
(Dollars in Thousands)			2014	2013
Total PSE regulatory assets		(a)	$987,402	$895,732
Puget Energy acquisition adjustments:
Regulatory assets related to power contracts	1 to 22 years		29,816	33,753
Various other regulatory assets	Varies		561	517

Total Puget Energy regulatory assets			$1,017,779	$930,002

Total PSE regulatory liabilities		(a)	$(635,382)	$(697,459)
Puget Energy acquisition adjustments:
Regulatory liabilities related to power contracts	1 to 37 years		(391,389)	(443,065)
Various other regulatory liabilities	Varies		(2,820)	(2,884)

Total Puget Energy regulatory liabilities			$(1,029,591)	$(1,143,408)

Puget Energy net regulatory asset (liabilities)			$(11,812)	$(213,406)

(a)	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments under ASC 805 as a result of the merger.

Schedule of Graduated Scale of Rate Adjustment Mechanisms

Key components of the settlement will include the following changes to the PCA mechanism:

	Company’s Share		Customers’ Share
Annual Power Cost Variability	Over	Under	Over	Under
+/- $17 million	100%	100%	—%	—%
+/- $17 million—$40 million	35	50	65	50
+/- $40+ million	10	10	90	90

The graduated scale is as follows:

Annual Power Cost Variability	Customers’ Share	Company’s Share
+/- $20 million	0%	100%
+/- $20 million - $40 million	50%	50%
+/- $40 million - $120 million	90%	10%
+/- $120 + million	95%	5%

Electric [Member]
Schedule of Effects on Annual Revenue Due to Approved Rate Adjustments

The following table sets forth electric rate adjustments approved by the Washington Commission and the corresponding impact on PSE’s revenue based on the effective dates:

Type of Rate Adjustment	Effective Date	Average Percentage Increase (Decrease) in Rates	Increase (Decrease) in Revenue (Dollars in Millions)
PCORC	December 1, 2014	(0.9)%	$(19.4)
Conservation Rider	May 1, 2014	0.5%	12.2
Decoupling Rate Filing	May 1, 2014	0.5	10.6
Property Tax Tracker	May 1, 2014	0.5	11.0
PCORC	November 1, 2013	0.5	10.5
Decoupling Rate Filing	July 1, 2013	1.0	21.4
Expedited Rate Filing	July 1, 2013	1.5	30.7
Electric General Rate Case	May 14, 2012	3.2	63.3

Natural Gas [Member]
Schedule of Effects on Annual Revenue Due to Approved Rate Adjustments

The following table sets forth natural gas rate adjustments that were approved by the Washington Commission and the corresponding impact to PSE’s annual revenue based on the effective dates:

Type of Rate Adjustment	Effective Date	Average Percentage Increase (Decrease) in Rates	Annual Increase (Decrease) in Revenue (Dollars in Millions)
Purchased Gas Adjustment	November 1, 2014	(2.5)%	$(23.3)
Decoupling Rate Filing	May 1, 2014	(0.1)	(1.0)
Purchased Gas Adjustment	November 1, 2013	0.4	4.0
Decoupling Rate Filing	July 1, 2013	1.1	10.8
Expedited Rate Filing	July 1, 2013	(0.2)	(2.0)
Purchased Gas Adjustment	November 1, 2012	(7.7)	(77.0)
Natural Gas General Rate Case	May 14, 2012	1.3	13.4
Purchased Gas Adjustment	November 1, 2011	(4.3)	(43.5)
Natural Gas General Tariff Adjustment	April 1, 2011	1.8	19.0